UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Item 1: Report to Shareholders

Global Infrastructure Fund	October 31, 2010

The views and opinions in this report were current as of October 31, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Global stock markets generated healthy gains over the 6- and 12-month periods ended October 31, 2010. Equities drew on the strength of surprisingly resilient corporate earnings as a number of companies surpassed expectations against an improving economic backdrop. Recoveries in the world’s major developed economies managed to regain traction after a sharp second-quarter slump, while growth continued at a markedly higher pace in emerging markets. Global infrastructure and utilities stocks posted solid returns, benefiting from increased international trade and growing power demand as the world’s economy gradually returns to growth.

Your Global Infrastructure Fund returned 5.96% for the six-month period ended October 31, 2010, modestly trailing the UBS World Infrastructure & Utilities Index. The fund gained 6.70% for the period since the fund’s inception on January 27, 2010, which was in line with the index. (Results for the fund’s Advisor Class shares were slightly lower, reflecting their higher expense ratio.) Our transportation infrastructure stocks provided the biggest boost to the fund’s absolute performance, followed by gas and multi-utilities. The construction and engineering and electric utilities industries weighed on the fund’s returns. Positive stock selection boosted results versus the index; however, this advantage was largely erased by our relative industry allocations, including overweight positions in some of the market’s weaker areas such as construction and engineering and road and rail.

As our first annual reporting period comes to a close, we want to welcome our new shareholders to the Global Infrastructure Fund and thank existing shareholders for their continued confidence. We believe the fund’s strategy offers the potential for significant long-term capital appreciation and current income. However, this is a concentrated global stock portfolio and is therefore subject to risks from the global economy, currency fluctuation, political and regulatory concerns, and other challenges. It is designed for long-term investors who are willing to accept the risks of international investing and who can accept the greater volatility of a narrow investment focus.

STRATEGY REVIEW

Emerging markets such as China, India, and Brazil are investing hundreds of billions of dollars in infrastructure projects to help support and sustain their fast-growing economies. At the same time, developed markets such as the U.S. and Europe are in dire need of an infrastructure overhaul after decades of underfunding and neglect. As a result, an increasing number of publicly traded companies are positioned to benefit from massive government infrastructure investments, providing investors with attractive opportunities for long-term growth and income.

Under normal conditions, the Global Infrastructure Fund invests at least 80% of its assets in the securities of infrastructure-related companies throughout the world, including the United States. The fund defines an infrastructure-related company as any firm that generates a majority of its revenues or profits from the infrastructure industry or commits a majority of its assets to activities related to the infrastructure industry. Infrastructure refers to transportation, communication, energy, and other essential services and may include companies involved in the following:

• building, operating, or maintaining airports, seaports, toll roads, bridges, railways, and other transportation systems;

• telecommunication networks including wireless, satellite, cable, and others;

• power generation, storage, and distribution;

• utilities such as electricity, oil, gas, water, sewage, and other public services;

• construction and operation of courthouses, hospitals, schools, etc.; and

• providing services and materials necessary for the construction and operation of the physical structures and networks that provide these services.

We think the combination of growth and income potential with generally low volatility offered by investments in utilities and infrastructure stocks could provide relatively strong performance compared with broader global equity markets. At the same time, the higher yield component and more predictable cash flows, particularly from utilities stocks, should give the portfolio some downside protection during rough times.

MARKET ENVIRONMENT

The global economy continued to recover over the most recent six months, but growth rates in the world’s developed economies lagged those in emerging markets by a wide margin. Developed market economies continued to expand at a more modest pace, weighed down by high levels of government and consumer debt that severely limit the investment capital available to drive stronger growth. Emerging markets, in contrast, survived their own period of painful deleveraging in the 1990s and, as a result, have not been forced to divert valuable resources to servicing their debt. The end result is that emerging markets have had more capital available to support their robust economic growth.

Overall, global stocks posted solid returns during the period. Equities started the year in good shape, but investors were shaken in April following the European debt crisis, signs of a slowing recovery in the U.S., and indications of cooling growth in key emerging markets such as China. Stocks generally rallied over the closing months, however, driven by positive economic data from the U.S. and abundant global liquidity. Corporate earnings during the period remained remarkably resilient, due in large part to aggressive cost-cutting and improved productivity. We expect corporate earnings to benefit further as the global economy gradually recovers and revenue growth returns to healthy levels.

As measured by the UBS World Infrastructure & Utilities Index, infrastructure stocks posted good gains over the past six months, led by emerging market equities. Developed market stocks also performed reasonably well, driven by strong global traffic growth and attractive valuations.

PERFORMANCE REVIEW

Accounting for approximately 25% of fund assets, our emerging markets holdings were the largest positive contributors to the fund’s absolute and relative performance over the closing six months and the since-inception period. China, Brazil, and India in particular were the strongest of the developing markets. U.S. stocks, representing approximately 30% of the portfolio, posted more modest gains over both periods. Shares in developed European markets helped results over the closing six months but weighed on returns since the fund’s inception due to marked weakness earlier in the reporting period.

We continue to favor emerging markets, with China and India at the forefront of our focus. We believe that infrastructure companies will continue to do well in China as capital expenditures remain strong, which supports railways, power generation and transmission, and renewable energy. In addition, government stimulus spending continues to bolster toll roads.

In India, gas transmitters and distributors performed well, driven by the announcement of new cross-country gas pipelines that should ensure robust asset growth for pipeline companies. We expect gas volume to double in the next five years amid higher domestic production and imports of liquid natural gas, and we favor gas utilities GAIL India—among our best overall performers during the reporting period—and Gujarat State Petronet. Although heavy rains reduced demand for coal-fired power and weighed on short-term pricing, underlying power demand remains strong. Increased demand during the winter crop season should benefit independent power producers such as Adani Power. Valuations have been weak in India’s transportation infrastructure group due to lack of any significant news flow, but many stocks are attractive and we are taking the opportunity to add positions selectively. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Toll road and airport stocks in Brazil generated strong returns, benefiting from robust traffic growth and an inflation-linked tariff structure that provides pricing power and secure cash flow during inflationary periods. We continue to favor Brazilian infrastructure companies such as Mills Estruturas, one of the country’s leading service providers to engineering and construction companies.

Among developed markets, U.S. power demand remains strong, and industrial load is coming back as the economy gradually recovers. However, oversupply still weighs on natural gas pricing. We believe regulated utilities are expensive relative to broader markets but are focused on integrated and multi-utilities such as PG&E and Sempra Energy, which benefit from a tightening electricity market. We are also looking at select independent power producers who can perform well despite lower gas prices. The government continues to tout infrastructure investment, but there is a large gap between this intention and the ability to execute. Stock selection within road and rail was also positive, mainly due to our holdings in Union Pacific and CSX.

Regulatory uncertainty continues to affect European infrastructure and utilities stocks, particularly in Southern Europe. Additional taxes are almost certainly needed to address large fiscal imbalances and are likely to be a drag on share prices. We remain underweight in European utilities relative to the benchmark index and marginally overweight in United Kingdom water utilities. On a positive note, trade is improving in France and Italy, which should benefit infrastructure stocks.

Our transportation infrastructure holdings provided the biggest boost to fund performance over the six-month and since-inception periods, led by Malaysia Airports and Dubai Ports World. Multi-utilities and gas utilities were also solid contributors, with Metro Pacific Investments (Philippines), Qatar Electric & Water, and Enn Energy (China) among our more notable performers.

Benchmark heavyweights in the electric and multiutilities remain our largest allocation, with Entergy (U.S.) among our biggest positions. The fund’s largest overweight positions relative to the benchmark are in the road and rail industry and include East Japan Railway and Central Japan Railway. The potential for higher inflation through monetary easing augurs well for most infrastructure stocks, particularly those whose tariffs are linked to inflation. Gas utilities continue to provide better growth prospects compared with power or water utilities in most markets except Europe. We continue to like the ports sector, but we are watching global trade carefully and could reduce our exposure. The fundamentals of this sector remain solid, and valuations are near or below historic averages.

OUTLOOK

We believe that international stock markets still offer attractive opportunities as the global economy continues to recover. Our view is tempered, however, by a number of potential economic headwinds. In the developed world, monetary and fiscal policies have little room for error as leaders address the excesses of prior economic cycles, while the heavy debt burden of governments and consumers may weigh on growth for some time.

Growth prospects in the emerging world are much more attractive, and as a result, we are maintaining an overweight position in emerging markets relative to the benchmark and could increase our exposure as we look for more opportunities in India and China. Emerging economies generally entered the recent global economic downturn in better shape than their developed counterparts and began to recover earlier. Secular growth drivers such as growing industrialization, rising urbanization, and increasing consumer wealth should help to expand markets and generate robust margins that will continue to spur economic expansion in emerging countries.

Although interest rate hikes are possible as economic growth gains momentum, a rising inflationary trend means that real interest rates are likely to remain relatively low, which generally benefits infrastructure investments—particularly those with good pricing power or inflation-linked tariffs. Overall, we remain positive on the market’s direction over the medium term as stock valuations still appear reasonable relative to historical norms.

Once again, we would like to welcome our new shareholders and thank you for investing in the Global Infrastructure Fund. With a research network that combines the local knowledge of our specialized investment professionals and the global resources of T. Rowe Price, we will continue to search the world’s emerging and developed markets for the best long-term growth opportunities for our shareholders.

Respectfully submitted,

Susanta Mazumdar
Portfolio manager and chairman of the fund’s Investment Advisory Committee

November 22, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Because the fund concentrates its investments in infrastructure-related companies, it will be more susceptible to changes affecting that industry than would a fund that does not concentrate its investments in a particular industry. Infrastructure-related companies can be negatively affected by adverse economic and political developments, as well as changes in regulations, environmental problems, casualty losses, and increases in interest rates.

GLOSSARY

UBS World Infrastructure & Utilities Index: A free float-adjusted, market capitalization-weighted index designed to track the performance of globally listed infrastructure stocks.

Performance and Expenses

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 6.0%		
Common Stocks 6.0%		
AGL Energy	13,650	215
Asciano (1)	205,561	315
DUET Group, Equity Units	171,779	292
Origin Energy	26,096	408
Toll Holdings	29,751	181
Transurban Group	63,795	327
WorleyParsons	11,030	248
Total Australia (Cost $1,878)		1,986
BRAZIL 3.4%		
Common Stocks 2.3%		
Cia de Concessoes Rodoviaria	12,200	330
Energias do Brasil	11,500	252
Mills Estruturas e Servicos de Engenharia (1)	15,700	190
		772
Preferred Stocks 1.1%		
Companhia Energetice Minas Gerais	20,800	366
		366
Total Brazil (Cost $909)		1,138
CANADA 2.4%		
Common Stocks 2.4%		
Enbridge	14,200	785
Total Canada (Cost $652)		785
CHINA 7.1%		
Common Stocks 7.1%		
Beijing Enterprises (HKD)	67,500	461
China Merchants Holdings (HKD)	80,000	280

China Railway Construction, H Shares (HKD)	104,500	130
China Resources Power Holdings (HKD)	162,000	311
ENN Energy Holdings (HKD)	138,000	411
Shanghai Industrial (HKD)	6,000	28
Sichuan Expressway, H Shares (HKD)	244,000	159
Yingde Gases (HKD) (1)	223,500	192
Zhejiang Expressway, H Shares (HKD)	374,000	378
Total China (Cost $2,244)		2,350

FRANCE 7.8%

Common Stocks 7.8%

Alstom	4,271	216
Electricite de France	4,547	208
GDF Suez	13,973	558
Suez Environnement	17,594	344
Veolia Environnement	12,643	371
Vinci	17,050	911
Total France (Cost $2,702)		2,608

GERMANY 4.4%

Common Stocks 4.4%

E.ON AG	17,790	557
Fraport	4,928	313
RWE	8,419	603
Total Germany (Cost $1,642)		1,473

HONG KONG 3.0%

Common Stocks 3.0%

Cheung Kong Infrastructure	60,000	251
China Resources Gas Group	272,000	404

SWITZERLAND 0.9%

Common Stocks 0.9%

ABB	14,306	296
Total Switzerland (Cost $279)		296

UNITED ARAB EMIRATES 0.8%

Common Stocks 0.8%

DP World (USD)	463,789	278
Total United Arab Emirates (Cost $204)		278

UNITED KINGDOM 4.4%

Common Stocks 4.4%

Centrica	129,297	688
International Power	48,971	328
United Utilities	44,981	440
Total United Kingdom (Cost $1,234)		1,456

UNITED STATES 27.2%

Common Stocks 27.2%

AES (1)	34,900	417
American Electric Power	14,800	554
American Tower, Class A (1)	8,700	449
Calpine (1)	24,600	308
CenterPoint Energy	18,500	306
Constellation Energy Group	11,600	351
Crown Castle International (1)	11,900	513
CSX	6,400	393
El Paso Corporation	20,600	273
Entergy	9,550	711
FirstEnergy	8,500	309
Foster Wheeler (1)	7,800	183

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $31,238)	$	33,267
Receivable for shares sold		53
Dividends receivable		34
Cash		25
Foreign currency (cost $11)		11
Due from affiliates		9
Other assets		179
Total assets		33,578
Liabilities		
Payable for investment securities purchased		152
Payable for shares redeemed		26
Due to affiliates		17
Other liabilities		100
Total liabilities		295
NET ASSETS	$	33,283
Net Assets Consist of:		
Undistributed net investment income	$	323
Accumulated undistributed net realized loss		(175)
Net unrealized gain		2,031
Paid-in capital applicable to 3,118,289 shares of $0.01 par value capital stock outstanding; 4,500,000 shares of the Corporation authorized		31,104
NET ASSETS	$	33,283
NET ASSET VALUE PER SHARE		
Investor Class ($33,265,330 / 3,116,621 shares outstanding)	$	10.67
Advisor Class ($17,765 / 1,668 shares outstanding)	$	10.65

The accompanying notes are an integral part of these financial statements.

Statement of Operations

($000s)

		1/27/10 Through 10/31/10
Investment Income (Loss)		
Dividend income (net of foreign taxes of $39)		$ 531
Expenses		
Investment management		140
Shareholder servicing		
Investor Class		37
Rule 12b-1 fees		
Advisor Class		1
Prospectus and shareholder reports		
Investor Class	$ 11	
Advisor Class	2	13
Custody and accounting		146
Registration		61
Legal and audit		21
Directors		4
Organization		1
Miscellaneous		3
Reductions of fees and expenses		
Investment management fees waived		(140)
Expenses reimbursed by manager		(94)
Total expenses		193
Net investment income		338
Realized and Unrealized Gain (Loss)		
Net realized gain (loss)		
Securities		(176)
Foreign currency transactions		(15)
Net realized loss		(191)
Change in net unrealized gain (loss)		
Securities		2,029
Other assets and liabilities denominated in foreign currencies		2
Change in net unrealized gain		2,031
Net realized and unrealized gain		1,840
INCREASE IN NET ASSETS FROM OPERATIONS		**$ 2,178**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

		1/27/10 Through 10/31/10
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$	338
Net realized loss		(191)
Change in net unrealized gain		2,031
Increase in net assets from operations		2,178
Capital share transactions*		
Shares sold		
Investor Class		28,695
Advisor Class		768
Shares redeemed		
Investor Class		(3,355)
Advisor Class		(1,017)
Redemption fees received		14
Increase in net assets from capital share transactions		25,105
Net Assets		
Increase during period		27,283
Beginning of period		6,000
End of period	$	33,283
Undistributed net investment income		323
*Share information		
Shares sold		
Investor Class		2,885
Advisor Class		81
Shares redeemed		
Investor Class		(344)
Advisor Class		(104)
Increase in shares outstanding		2,518

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Infrastructure Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term growth of capital. Income is a secondary objective. The fund has two classes of shares: the Global Infrastructure Fund original share class, referred to in this report as the Investor Class, offered since January 27, 2010, and the Global Infrastructure Fund – Advisor Class (Advisor Class), offered since January 27, 2010. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes each class’s net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Values in the accompanying Portfolio of Investments are as of October 29, 2010, the last business day in the fund’s fiscal year ended October 31, 2010. Some foreign markets were open between October 29 and the close of the reporting period on October 31, but any differences in values and foreign exchange rates subsequent to October 29 through October 31 were immaterial to the fund’s financial statements.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on October 31, 2010:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2010, approximately 25% of the fund’s net assets were invested, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, securities issued by governments of emerging market countries, and/or securities denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $34,069,000 and $4,021,000, respectively, for the year ended October 31, 2010.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return, but which can be extended to six years in certain circumstances.

Reclassifications to paid-in capital relate primarily to nondeductible organizational expenses. Reclassifications between income and gain relate primarily to the character of net currency losses. For the year ended October 31, 2010, the following reclassifications were recorded to reflect tax character; there was no impact on results of operations or net assets:

There were no distributions in the period ended October 31, 2010. At October 31, 2010, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. The fund’s unused capital loss carryforwards as of October 31, 2010, all expire in fiscal 2018.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Acquisition of certain foreign currencies related to security transactions are also subject to tax. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2010, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2010, the effective annual group fee rate was 0.30%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and/or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than the repayment dates indicated in the table below.

Pursuant to this agreement, management fees in the amount of $140,000 were waived and expenses in the amount of $94,000 were reimbursed by the manager during the year ended October 31, 2010. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $234,000 remain subject to repayment at October 31, 2010.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2010, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $29,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2010, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 575,000 shares of the Investor Class, aggregating 18% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Infrastructure Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Infrastructure Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period January 27, 2010 (commencement of operations) through October 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, and confirmation of the underlying fund by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2010

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/10

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $ 363,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $125,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $333,000 and foreign taxes paid of $40,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) and Directorships of Public Companies and
Year Elected*	Other Investment Companies During the Past Five Years

William R. Brody, M.D.,	President and Trustee, Salk Institute for Biological Studies (2009
Ph.D.	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
(1944)	(2007 to present); President and Trustee, Johns Hopkins University
2009	(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009); Director, Medtronic,
Inc. (1998 to 2007); Director, Mercantile Bankshares (1997 to 2007)

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, NLV
(1940)	Financial Corporation (2004 to 2005)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Under Armour (2008 to present); Director,
1991	Vornado Real Estate Investment Trust (2004 to present); Director,
Mercantile Bankshares (2002 to 2007); Member, Advisory Board,
Deutsche Bank North America (2004 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1988

Karen N. Horn	Senior Managing Director, Brock Capital Group, an advisory and
(1943)	investment banking firm (2004 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004 to present); Director, Norfolk Southern (2008 to present); Director,
Fannie Mae (2006 to 2008); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present); Managing Director, The Goldman Sachs Group,
2009	Inc. (1984 to 2008)

*Each independent director oversees 128 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[128]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Global Investment Services Limited, T. Rowe Price
Retirement Plan Services, Inc., T. Rowe Price Savings Bank, and
T. Rowe Price Services, Inc.; Director, T. Rowe Price International,
Inc.; Chief Executive Officer, Chairman of the Board, Director, and
President, T. Rowe Price Trust Company; Chairman of the Board,
all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[73]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Christopher D. Alderson (1962)	Chief Executive Officer, Director, and President,
President	T. Rowe Price International, Inc.; Vice President,
T. Rowe Price Global Investment Services
Limited and T. Rowe Price Group, Inc.

Paulina Amieva (1981)	Vice President, T. Rowe Price International, Inc.
Vice President

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Global Investment Services Limited, T. Rowe
Price Group, Inc., and T. Rowe Price Trust
Company

Jose Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Ryan Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly intern, T. Rowe Price
(to 2006)

Tak Yai Cheng, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
Analyst, Deutsche Bank

Archibald A. Ciganer, CFA (1976)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.

Richard N. Clattenburg, CFA (1979)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Global Investment Services Limited, T. Rowe
Price Group, Inc., T. Rowe Price International,
Inc., and T. Rowe Price Trust Company

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly Analyst, Soros Fund
Management (to 2006)

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price Group, Inc.; for-
Vice President	merly Equity Research Analyst, MTB Investment
Advisors (to 2006)

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Global Investment Services Limited, and
T. Rowe Price Group, Inc.

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

May Foo, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
European Pharmaceuticals and Biotech Analyst,
Bear Stearns International Ltd. (to 2008)

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Global Investment Services Limited,
T. Rowe Price Group, Inc., and T. Rowe
Price International, Inc.

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
Investment Manager, Baillie Gifford (to 2006)

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Executive Vice President	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Leigh Innes, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Randal Spero Jenneke (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	T. Rowe Price Global Investment Services
Limited, and T. Rowe Price International, Inc.;
formerly Senior Portfolio Manager, Australian
Equities (to 2010), and Head of Research,
Australian Equities (to 2007)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Global Investment Services Limited, and
T. Rowe Price Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.;
formerly Japanese Financial/Real Estate Sector
Analyst/Portfolio Manager, Citadel Investment
Group, Asia Limited (to 2009); Research
Analyst, Japanese Equities & Sector Fund
Portfolio Manager, Fidelity Investments Japan
Limited (to 2007)

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe
Executive Vice President	Price Global Investment Services Limited,
T. Rowe Price Group, Inc., and T. Rowe Price
International, Inc.

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

David M. Lee, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Lillian Yan Li, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
Analyst, Deutsche Bank (Hong Kong) (to 2007)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Daniel Martino, CFA (1974)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly Research Analyst
and Co-portfolio Manager, Taurus Asset
Management (to 2006) and Onex Public
Markets Group (to 2006)

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.; formerly
Analyst, Pioneer Investments (to 2008)

Susanta Mazumdar (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Inigo Mijangos (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Eric C. Moffett (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
Analyst, Fayez Sarofim & Company (to 2007)

Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly Assistant Vice President of
Investment Banking, Citigroup Global Markets,
Inc. (to 2005)

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Hwee Jan Ng, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Sridhar Nishtala (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, T. Rowe Price Retirement Plan
Services, Inc., and T. Rowe Price Services,
Inc.; Vice President, T. Rowe Price, T. Rowe
Price Global Investment Services Limited,
T. Rowe Price Group, Inc., and T. Rowe Price
International, Inc.

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Timothy E. Parker, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly Analyst,
F&C Asset Management (London) (to 2006)

Joseph Rohm (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Naoto Saito (1980)	Employee, T. Rowe Price; formerly Analyst,
Vice President	HBK Capital Management (to 2008), student,
Stanford Graduate School of Business (to 2007)

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Investment
Services, Inc.; Vice President and Assistant
Treasurer, T. Rowe Price Services, Inc.

Francisco Sersale (1980)	Vice President, T. Rowe Price International, Inc.
Vice President

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Jonty Starbuck, Ph.D. (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Miki Takeyama (1970)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price International,
Vice President	Inc.; formerly student, London Business School
(to 2008); Associate-Senior Systems Analyst,
Goldman Sachs International (London)
(to 2006)

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Global Investment
Vice President	Services Limited and T. Rowe Price Group, Inc.;
formerly Deputy Director, Space Industry Office,
Manufacturing Industries Bureau (to 2006)

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Clive M. Williams (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
student, Columbia Business School (to 2007)

Ernest C. Yeung, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Alison Mei Ling Yip (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.; formerly
Analyst, Credit Suisse First Boston (to 2006)

Christopher Yip, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International, Inc.

Wenli Zheng (1979)	Vice President, T. Rowe Price International,
Vice President	Inc.; formerly student, University of Chicago
Graduate School of Business (to 2008);
Strategy Consultant, Capgemini (to 2006)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,429,000 and $2,179,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 17, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 17, 2010